ACQUISITION OF BUSINESSES - Purchase Price Allocation (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 24, 2021 USD ($)	Oct. 28, 2021 USD ($)	Sep. 03, 2021 USD ($)	Aug. 20, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	Dec. 30, 2019 USD ($)
Consideration transferred
Deferred consideration	$ 3
Fair value of assets and liabilities acquired
Goodwill	8,979					$ 6,634
Indian Telecom Towers Operation
Consideration transferred
Total consideration							$ 584
North American Rail Business
Consideration transferred
Cash								$ 584
Total consideration								584
Fair value of assets and liabilities acquired
Accounts receivable and other								367
Property, plant and equipment								6,766
Intangible assets								830
Goodwill								153
Accounts payable and other liabilities								(391)
Lease liabilities								(1,967)
Non-recourse borrowings								(2,341)
Deferred income tax liabilities								(12)
Net assets acquired before non-controlling interest								3,405
Non-controlling interest								(2,821)
Net assets acquired								$ 584
Increase (decrease) in goodwill	125
Individually Insignificant Business Combinations
Consideration transferred
Cash	79
Contingent consideration	2
Total consideration	84
Fair value of assets and liabilities acquired
Cash and cash equivalents	26
Accounts receivable and other	34
Property, plant and equipment	314
Intangible assets	71
Goodwill	260
Accounts payable and other liabilities	(51)
Lease liabilities	(109)
Non-recourse borrowings	(32)
Deferred income tax liabilities	(49)
Net assets acquired before non-controlling interest	464
Non-controlling interest	(380)
Net assets acquired	84
Canadian diversified midstream operation
Consideration transferred
Cash			$ 400		$ 1,268
BIPC exchangeable LP units			500	$ 11	245
Pre-existing interest in business					192
Total consideration	$ 315		$ 900		2,766
Fair value of assets and liabilities acquired
Cash and cash equivalents				225	121
Accounts receivable and other					440
Property, plant and equipment					9,865
Intangible assets					2,569
Goodwill					2,096
Accounts payable and other liabilities					(700)
Lease liabilities					(226)
Non-recourse borrowings					(6,185)
IPL shares held by public shareholders					2,086
Deferred income tax liabilities					(1,229)
Net assets acquired before non-controlling interest					4,665
Non-controlling interest					(1,899)
Net assets acquired					$ 2,766
Public shareholders interest					0.31
Non-Controlling Interest in Operating Subsidiaries				$ 1,600
Brazilian electricity transmission operation
Consideration transferred
Cash		$ 56
Pre-existing interest in business		92
Total consideration		148
Fair value of assets and liabilities acquired
Cash and cash equivalents		70
Accounts receivable and other		13
Intangible assets		1,094
Goodwill		44
Accounts payable and other liabilities		(99)
Lease liabilities		(481)
Deferred income tax liabilities		(152)
Net assets acquired before non-controlling interest		489
Non-controlling interest		(341)
Net assets acquired		$ 148